U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Oppenheimer Champion Income Fund
          3410 South Galena Street
          Denver, Colorado 80231

2. Name of each series or class of funds for which this notice is filed:

          Oppenheimer Champion Income Fund, Class C

3.   Investment Company Act File Number: 811-5281

     Securities Act File Number: 33-16494

4.   Last day of fiscal year for which this notice is filed:
     9/30/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          4,628,427       $58,715,116

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

          4,628,427       $58,715,116

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          401,746         $5,108,872

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):               $58,715,116
                                                    ------------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):     +$5,108,872
                                                    ------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                         -$18,945,794
                                                    ------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):              +  -0-
                                                    ------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 (line (i), plus
           line (ii), less line (iii), plus line
           (iv)) (if applicable):                   $44,878,194
                                                    ------------
     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                        x 1/3300
                                                    ------------
     (vii) Fee due (line (i) or line (v) multiplied
           by line (vi)):                           $13,599
                                                    ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and
             (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
             Instructions C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rule of Informal and Other Procedures (17 CFR
     202.3a).                                                           /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

             November 25, 1996; Fed Wire #4510


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                    Oppenheimer Champion Income Fund



                    By: /s/ Robert J. Bishop
                       -------------------------------------
                       Robert J. Bishop, Assistant Treasurer

Date: 11/22/96


cc:  Allan Adams, Esq.
     Katherine Feld
     Gloria LaFond


sec\190c.24f

                     Myer, Swanson, Adams & Wolf, P.C.
                             ATTORNEYS AT LAW
Rendle Myer          THE COLORADO STATE BANK BUILDING          Of Counsel
Allan B. Adams          1600 BROADWAY - SUITE 1480           Robert Swanson
Robert K. Swanson       DENVER, COLORADO 80202-4915              ------
Thomas J. Wolf*          TELEPHONE (303) 866-9800             Fred E. Neef
*Board certified civil   FACSIMILE (303) 866-9818              (1910-1986)
 trial advocate by the
 National Board of Trial
 Advocacy

                             November 21, 1996




Oppenheimer Champion Income Fund
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the no par value Class A, Class B and Class C shares of Oppenheimer Champion Income Fund, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal period ended September 30, 1996, 13,390,615 Class A shares of beneficial interest, 6,824,247 Class B shares of beneficial interest and 4,628,427 Class C shares of the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940.

It is our opinion that the said shares of beneficial interest of the Trust sold in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                             Sincerely,

                             MYER, SWANSON, ADAMS & WOLF, P.C.

                                  /s/ Allan B. Adams
                             By_________________________________
                               Allan B. Adams